Fees and Commissions Income	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income	FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the fiscal years ended March 31, 2023, 2024 and 2025 were as follows:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Fees and commissions on deposits	¥49,804	¥36,692	¥36,218
Fees and commissions on remittances and transfers	147,499	151,919	160,638
Fees and commissions on foreign trading business	69,076	74,772	83,547
Fees and commissions on credit card business	233,109	252,706	276,605
Fees and commissions on security-related services	224,935	278,776	361,442
Fees and commissions on administration and management services for investment funds	282,156	318,057	340,007
Trust fees	131,069	129,393	140,491
Guarantee fees(1)	48,045	51,229	55,141
Insurance commissions	50,055	69,725	76,479
Fees and commissions on real estate business	68,407	68,439	71,619
Other fees and commissions(2)	400,750	478,957	583,540
Total	¥1,704,905	¥1,910,665	¥2,185,727

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note 29. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 29 are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are attributable to Retail & Digital Business Group (“R&D”) and Global Commercial Banking Business Group (“GCB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on remittances and transfers are attributable to R&D, Commercial Banking & Wealth Management Business Group (“CWM”), Japanese Corporate Investment Banking Business Group (“JCIB”) and Global Corporate Investment Banking Business Group (“GCIB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to R&D, CWM, JCIB and GCIB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on credit card business are substantially attributable to R&D and GCB with no significant concentration in any particular segments.
The majority of fees and commissions on security-related services are from the business activities relevant to CWM, JCIB, with R&D and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to AM/IS.
The majority of insurance commissions are from the business activities relevant to R&D, CWM, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on real estate business are attributable to CWM and JCIB with no significant concentration in any particular segments.